Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
Cost:
Buildings	184,813,833	184,813,835
Electronic devices and other general equipment	4,220,664	4,338,116
Leasehold improvements	3,118,069	2,558,798
Total cost	192,152,566	191,710,749
Less: Accumulated depreciation	(44,902,512)	(48,939,349)
Property and equipment, net	147,250,054	142,771,400

Depreciation expense recognized for the years ended December 31, 2023, 2024 and 2025 were RMB6,128,680, RMB4,598,768 and RMB4,596,107. The net book amount of buildings pledged as collateral for the continuing operations’ borrowings (Note 15) as at December 31, 2024 and 2025 was RMB74,807,854 and RMB73,181,173, respectively. The net book amount of buildings pledged as collateral for the Lianwai School’s borrowings as at December 31, 2024 and 2025 was RMB2,881,608and RMB2,794,828, respectively. The net book amount of buildings pledged as collateral for the Lianwai Kindergarten’s borrowings as at December 31, 2024 and 2025 was RMB4,323,813 and RMB4,214,831, respectively.